UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CarVal Investors
Address:  12700 Whitewater Drive, MS 144, MINNETONKA, MN 55343

13 File Number: 28-12737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      UZI ROSHA
Title:     CHIEF COMPLIANCE OFFICER
Phone:     952-984-3447
Signature, Place and Date of Signing:

      12700 Whitewater Drive
      Minnetonka, MN 55343
      February 8, 2011


Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    1,795,838

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED  NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --
D BP PLC                         COMMON STOCK     055622904  136927  3100000  SH   CALL   SOLE            3100000     0       0
D BP PLC                         COMMON STOCK     055622104  44170   1000000  SH          SOLE            1000000     0       0

D CIT GROUP INC                  COMMON STOCK     125581801  88228   1873215  SH          SOLE            1873215     0       0
D CIT GROUP INC                  COMMON STOCK     125581951  94200   2000000  SH   PUT    SOLE            2000000     0       0
D CITIGROUP INC                  COMMON STOCK     172967101  113520  24000000 SH          SOLE            24000000    0       0

D CITIGROUP INC                  COMMON STOCK     172967901  31691   6700000  SH   CALL   SOLE            6700000     0       0

D CEMEX SAB DE CV                COMMON STOCK     151290959  5355    500000   SH   PUT    SOLE            500000      0       0
D DANA HOLDING CORP              COMMON STOCK     235825205  408     23692    SH          SOLE            23692       0       0
D DELTA AIR LINES INC            COMMON STOCK     247361702  4451    353273   SH          SOLE            353273      0       0

D NEXEN INC                      COMMON STOCK     65334h102  7296    320000   SH          SOLE            320000      0       0
D PORTLAND GEN ELEC CO           COMMON STOCK     736508847  19134   881773   SH          SOLE            881773      0       0
D SPDR INDEX SHS FDS             COMMON STOCK     78462F103  23390   186000   SH          SOLE            186000      0       0

D SPDR INDEX SHS FDS             COMMON STOCK     78462F953  1094025 8700000  SH   PUT    SOLE            8700000     0       0
D TRANSOCEAN LTD                 COMMON STOCK     H8817H100  32253   464000   SH          SOLE            464000      0       0

D TRANSOCEAN LTD                 COMMON STOCK     H8817H900  55608   800000   SH   CALL   SOLE            800000      0       0
D TRANSOCEAN LTD                 COMMON STOCK     H8817H950  45182   650000   SH   PUT    SOLE            650000      0       0